FINANCE EXPENSE (Details) - ZAR (R) R in Millions		12 Months Ended
	Jul. 16, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FINANCE EXPENSE
Financing component, discount rate (as a percent)	5.40%
Borrowings - interest paid		R (1,572.5)	R (2,091.9)	R (427.5)
Borrowings - accrued interest and unwinding of amortised cost		(538.3)	(251.8)	(141.4)
Environmental rehabilitation obligation		(398.8)	(357.1)	(291.4)
Occupational healthcare obligation		(105.4)	(46.4)
Deferred payment		(200.4)	(148.2)	(24.1)
Dissenting shareholders		(68.1)	(62.9)
Deferred revenue		(160.3)
Other		(90.9)	(13.5)	(18.7)
Total finance expense		R (3,134.7)	R (2,971.8)	R (903.1)